PAYCHECK PROTECTION PROGRAM LOAN	12 Months Ended
Dec. 31, 2021
Paycheck Protection Program Loan
PAYCHECK PROTECTION PROGRAM LOAN

NOTE 12 – PAYCHECK PROTECTION PROGRAM LOAN

On May 4, 2020, the Company was granted a loan (the “2020 PPP Loan”) from Wells Fargo Bank, N.A., in the aggregate amount of $95,161, pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act. At December 31, 2020, the 2020 PPP Loan balance was $95,161. In January 2021, the Company was granted an additional loan (the “2021 PPP Loan”) from Wells Fargo Bank, N.A., in the aggregate amount of $117,487, pursuant to the PPP. During the year ended December 31, 2021, the Company was notified that its PPP loan forgiveness application was approved for both loans. The Company recorded the loan forgiveness as a gain on forgiveness of debt of $212,648, which is included in other income, leaving no remaining balance owed at December 31, 2021.